CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 18,083	$ 23,050	$ 36,027	$ 45,957
Direct costs	(13,915)	(19,152)	(27,365)	(38,198)
Other income and gains	30	244	618	484
Equity accounted income	467	825	986	1,511
Expenses
Interest expense on borrowings	(188)	(181)	(367)	(354)
Interest Expense on Non-Recourse Borrowings	(4,065)	(3,995)	(8,047)	(7,950)
Corporate costs	(20)	(19)	(38)	(36)
Fair value changes	797	(753)	(27)	(595)
Tax expense (income)	(134)	(304)	(517)	(585)
Net income (loss)	1,055	(285)	1,270	234
Net income (loss) attributable to:
Shareholders	272	43	345	145
Non-controlling interests	783	(328)	925	89
Net income (loss)	$ 1,055	$ (285)	$ 1,270	$ 234
Net income per share:
Diluted	$ 0.15	$ 0.00	$ 0.17	$ 0.04
Basic	$ 0.15	$ 0.00	$ 0.18	$ 0.04